GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended																								3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 02, 2019 ILS (₪)	Aug. 31, 2020 USD ($)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 ILS (₪)	Oct. 31, 2019 USD ($)	Oct. 30, 2019 ILS (₪)	Sep. 26, 2019 ILS (₪)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jan. 31, 2019	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Apr. 30, 2014 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2020 ILS (₪)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 ILS (₪)
Proceeds from related party debt																										$ 26	$ 16	$ 54		$ 31	$ 121	$ 113
Working capital																										1,700		1,700
Accumulated deficit																										(18,476)		(18,476)			(19,720)
Net income loss																										704	790	1,244		1,032	1,793	(2,607)
Percentage of shareholders in rights offering of cash investment								69.60%	69.60%
Cash investment								$ 3,400
Cash and cash equivalents																										3,407	$ 1,837	3,407		$ 1,837	1,628	$ 992
Long term loan																										1,468		1,468			$ 387
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																									$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																									17.00%
Debt service ratio required to be maintained under debt covenants																									1.5
Nistec [Member]
Proceeds from related party debt															$ 290		$ 1,200						$ 1,400
Proceeds from line of credit					$ 1,700						$ 580		$ 2,000
Remaining loan amount																												2,900
Aggregate principal loan amount																										2,900		$ 2,900
Maturity date																												May 01, 2021	May 01, 2021
Nistec [Member] | First Half of the Loans [Member]
Interest rate							Prime + 1%
Nistec [Member] | Second Half of the Loans [Member]
Interest rate	Prime + 1.75
Nistec [Member] | Late Fees [Member]
Interest rate										Prime + 3%
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt								290
Proceeds from line of credit			$ 1,300								620										$ 1,300
Period of line of credit																					1 year	1 year
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt								870											$ 840
Nistec [Member] | Bank Leumi [Member]
Proceeds from related party debt								$ 580
Proceeds from line of credit											$ 580
Subsequent Event [Member]
Cash and cash equivalents																																		$ 3,400
Subsequent Event [Member] | Nistec [Member] | Letter of commitment [Member]
Aggregate principal loan amount		$ 1,400
Additional aggregate principal loan amount		$ 1,400
Maturity date		May 01, 2021
Additional loan maturity date		Nov. 30, 2021
NIS [Member] | Nistec [Member]
Proceeds from related party debt | ₪																₪ 1,000		₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪						₪ 6,000						₪ 2,000		₪ 7,000
Remaining loan amount | ₪																													₪ 10,000
Aggregate principal loan amount | ₪																																			₪ 10,000
NIS [Member] | Nistec [Member] | First Half of the Loans [Member]
Aggregate principal loan amount | ₪							₪ 5,000
NIS [Member] | Nistec [Member] | Second Half of the Loans [Member]
Aggregate principal loan amount | ₪	₪ 5,000
NIS [Member] | Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt | ₪									₪ 1,000
Proceeds from line of credit | ₪				₪ 4,500								2,250										₪ 4,500
NIS [Member] | Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪									3,000											₪ 3,000
NIS [Member] | Nistec [Member] | Bank Leumi [Member]
Proceeds from related party debt | ₪									₪ 2,000
Proceeds from line of credit | ₪												₪ 2,000
NIS [Member] | Subsequent Event [Member] | Nistec [Member] | Letter of commitment [Member]
Aggregate principal loan amount | ₪																																	₪ 5,000
Additional aggregate principal loan amount | ₪																																	₪ 5,000
Mizrahi-Tefahot Bank [Member]
Interest rate																												Prime + 1.5%	Prime + 1.5%
Long term loan																										1,200		$ 1,200
Debt term																												5 years	5 years
Restricted deposit																										$ 58		$ 58
Mizrahi-Tefahot Bank [Member] | NIS [Member]
Long term loan | ₪																																			₪ 4,000
Bank Leumi [Member]
Long term loan																																				$ 580
Bank Leumi [Member] | NIS [Member]
Long term loan | ₪																																					₪ 2,000